Income Tax Expense	12 Months Ended
Dec. 31, 2023
Income Tax [Abstract]
Income Taxes Expense
17.
INCOME TAX EXPENSE

Income Tax recognized in Profit or Loss

The tax rate used for the 2023, 2022 and 2021 reconciliations below is the corporate tax rate of 17% payable by corporate entity in Singapore on taxable loss under tax law in that jurisdiction where the Company’s main operation is at Singapore.

	For the year ended December 31
	2021	2022	2023
Current tax expenses
In respect of the current period	$—	$79,379	$113,251
Adjustments for prior periods	—	19,842	19,416
	$—	$99,221	$132,667

	2021	2022	2023
Loss before income tax	$(31,590,582)	$(51,283,196)	$(44,086,937)
Income tax benefits calculated at the statutory rate	$(5,370,399)	$(8,718,143)	$(7,494,779)
Tax effect of income not taxable in determining taxable income	(870,151)	19,769	83,729
Non-deductible expenses in determining taxable income	648,651	361,600	549,230
Tax credits for research and development expenditures	(1,467,816)	(245,802)	(161,510)
Unrecognized loss carry forwards	6,044,928	7,688,535	6,396,624
Tax effect of share of results of associates and joint venture	405,712	74,125	1,460
Effect of different tax rates of group entities operating in other jurisdictions	609,075	917,106	738,497
Adjustments for prior year' tax	—	19,842	19,416
Others	—	(17,811)	—
Income tax expenses recognized in profit or loss	$—	$99,221	$132,667

The accumulated deficits of the Company as of December 31, 2022, and December 31, 2023, were $279 million and $321 million, respectively, among which the majority of the accumulated deficits arose from its main operating entity, ASLAN Pharmaceuticals Pte. Ltd.

ASLAN Pharmaceuticals Pte. Ltd has accumulated unused tax losses of $238 million as of December 31, 2022, and $275 million as of December 31, 2023 available for offset against future profits. Out of the unused tax losses, $77 million and $78 million relates to tax credits for research and development expenditure as of December 31, 2022 and December 31, 2023 respectively. No deferred tax asset has been recognized in respect of all the unused tax losses as it is not considered probable that there will be future taxable profits available. Subject to qualifying conditions, the unused tax losses can be carried forward indefinitely.

a.
Cayman Islands

ASLAN Cayman is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

b.
Singapore

ASLAN Pharmaceuticals Pte. Ltd. is incorporated in Singapore and subject to the statutory corporate income tax rate of 17%. ASLAN Pharmaceuticals Pte. Ltd. has no taxable income for the years ended December 31, 2021, 2022 and 2023, no other provision for income tax is required.

c.
Australia

ASLAN Pharmaceuticals Australia Pty Ltd., incorporated in Australia, is subject to the statutory corporate income tax of 30%. ASLAN Pharmaceuticals Australia Pty Ltd. has no taxable income for the years ended December 31, 2021, 2022 and 2023, and therefore, no provision for income tax is required.

d.
Hong Kong

ASLAN Pharmaceuticals Hong Kong Limited, incorporated in Hong Kong, is subject to the statutory corporate income tax of 16.5%. Under the Hong Kong tax law, ASLAN Pharmaceuticals Hong Kong Limited is exempted from income tax on its foreign derived income and there are no withholding taxes in Hong Kong on the remittance of dividends. ASLAN Pharmaceuticals Hong Kong Limited has no taxable income for the years ended December 31, 2021, 2022 and 2023, and therefore, no provision for income tax is required.

e.
China

ASLAN Pharmaceuticals (Shanghai) Co. Ltd., incorporated in China, is subject to the statutory corporate income tax rate of 25%. ASLAN Pharmaceuticals (Shanghai) Co. Ltd. has no taxable income for the years ended December 31, 2021, 2022 and 2023, and therefore, no provision for income tax is required.

f.
United States of America

ASLAN Pharmaceuticals (USA) Inc., incorporated in Delaware, USA in October 2018, is subject to the statutory federal income tax rate of 21% and state income tax rate of 8.7%. Due to the Research and Development Service Agreement in place between ASLAN Pharmaceuticals (USA) Inc. and its parent company, it has taxable income of $94,487, $377,994 and $531,794 for the years ended December 31, 2021, 2022 and 2023 and no provision for income tax is required as fully paid up.

g.
Taiwan

ASLAN Pharmaceuticals Taiwan Limited, incorporated in Taiwan is subject to the statutory corporate income tax of 20% and the corporate surtax rate of 5%. The Company disposed of ASLAN Pharmaceuticals Taiwan Limited on December 31, 2022.